Financial Instruments carried at Fair Value (Tables)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Financial Instruments carried at Fair Value [Abstract]
Carrying Value of The Financial Instruments held at Fair Value [text block table]
Carrying value of the financial instruments held at fair value[1]
	Jun 30, 2021			Dec 31, 2020
in € m.	Quoted prices in active market (Level 1)	Valuation technique observable parameters (Level 2)	Valuation technique unobservable parameters (Level 3)	Quoted prices in active market (Level 1)	Valuation technique observable parameters (Level 2)	Valuation technique unobservable parameters (Level 3)
Financial assets held at fair value:
Trading assets	46,609	57,694	7,817	44,525	55,220	8,183
Trading securities	46,449	52,616	3,666	44,349	50,340	3,066
Other trading assets	160	5,077	4,152	176	4,880	5,117
Positive market values from derivative financial instruments	3,938	261,434	8,518	4,208	330,561	8,725
Non-trading financial assets mandatory at fair value through profit or loss	1,889	77,176	4,347	2,992	68,511	4,618
Financial assets designated at fair value through profit or loss	0	84	6	0	436	0
Financial assets at fair value through other comprehensive income	14,639	20,295	2,252	28,057	25,741	2,037
Other financial assets at fair value	72	6,069 [2]	4	93	9,238 [2]	20
Total financial assets held at fair value	67,147	422,752	22,943	79,875	489,707	23,583

Financial liabilities held at fair value:
Trading liabilities	45,181	10,864	76	36,699	7,615	2
Trading securities	45,145	10,427	18	36,674	7,206	2
Other trading liabilities	35	437	58	25	409	0
Negative market values from derivative financial instruments	4,756	250,879	8,930	4,430	315,145	8,200
Financial liabilities designated at fair value through profit or loss	0	52,043	878	0	45,622	960
Investment contract liabilities	0	560	0	0	526	0
Other financial liabilities at fair value	16	3,814 [2]	(168)[3]	799	3,573 [2]	(294)[3]
Total financial liabilities held at fair value	49,952	318,160	9,717	41,929	372,480	8,867

[1] Amounts in this table are generally presented on a gross basis, in line with the Group’s accounting policy regarding offsetting of financial instruments, as described in Note 1 “Significant Accounting Policies and Critical Accounting Estimates” of the Annual Report 2020.
[2] Predominantly relates to derivatives qualifying for hedge accounting.

Reconciliation of Financial Instruments Categorized in Level 3 [text block table]
Reconciliation of financial instruments classified in Level 3
	Jun 30, 2021
in € m.	Balance, beginning of year	Changes in the group of consoli- dated com- panies	Total gains/ losses[1]	Purchases	Sales	Issu- ances[2]	Settle- ments[3]	Transfers into Level 3[4]	Transfers out of Level 3[4]	Balance, end of period
Financial assets held at fair value:
Trading securities	3,066	0	394	1,709	(1,476)	0	(80)	663	(611)	3,666
Positive market values from derivative finan- cial instruments	8,725	0	(275)	0	0	0	(465)	2,951	(2,418)	8,518
Other trading assets	5,117	0	114	497	(1,439)	390	(592)	542	(477)	4,152
Non-trading financial assets mandatory at fair value through profit or loss	4,618	0	229	218	(184)	132	(207)	47	(506)	4,347
Financial assets designated at fair value through profit or loss	0	0	0	0	0	5	0	0	0	6
Financial assets at fair value through other comprehensive income	2,037	0	37 [5]	43	(22)	338	(236)	274	(220)	2,252
Other financial assets at fair value	20	0	(2)	0	0	0	0	3	(17)	4
Total financial assets held at fair value	23,583	0	496 [6,7]	2,468	(3,120)	865	(1,580)	4,479	(4,248)	22,943
Financial liabilities held at fair value:
Trading securities	2	0	0	0	0	0	(2)	18	(0)	18
Negative market values from derivative financial instruments	8,200	0	(656)	0	0	0	(166)	3,016	(1,464)	8,930
Other trading liabilities	0	0	(6)	0	0	0	0	64	0	58
Financial liabilities designated at fair value through profit or loss	960	0	(12)	0	0	45	(202)	180	(93)	878
Other financial liabilities at fair value	(294)	0	95	0	0	0	(8)	2	37	(168)
Total financial liabilities held at fair value	8,867	0	(579)[6,7]	0	0	45	(378)	3,281	(1,520)	9,717

[1] Total gains and losses predominantly relate to net gains (losses) on financial assets/liabilities at fair value through profit or loss reported in the consolidated statement of income. The balance also includes net gains (losses) on financial assets at fair value through other comprehensive income reported in the consolidated statement of income and unrealized net gains (losses) on financial assets at fair value through other comprehensive income and exchange rate changes reported in other comprehensive income, net of tax. Further, certain instruments are hedged with instruments in Level 1 or Level 2 but the table above does not include the gains and losses on these hedging instruments. Additionally, both observable and unobservable parameters may be used to determine the fair value of an instrument classified within Level 3 of the fair value hierarchy; the gains and losses presented below are attributable to movements in both the observable and unobservable parameters.
[2] Issuances relate to the cash amount received on the issuance of a liability and the cash amount paid on the primary issuance of a loan to a borrower.
[3] Settlements represent cash flows to settle the asset or liability. For debt and loan instruments this includes principal on maturity, principal amortizations and principal repayments. For derivatives all cash flows are presented in settlements.
[4] Transfers in and transfers out of Level 3 are related to changes in observability of input parameters. During the period they are recorded at their fair value at the beginning of year. For instruments transferred into Level 3 the table shows the gains and losses and cash flows on the instruments as if they had been transferred at the beginning of the year. Similarly for instruments transferred out of Level 3 the table does not show any gains or losses or cash flows on the instruments during the period since the table is presented as if they have been transferred out at the beginning of the year.
[5] Total gains and losses on financial assets mandatory at fair value through OCI include a gain of € 7 million recognized in other comprehensive income, net of tax.
[6] This amount includes the effect of exchange rate changes. For total financial assets held at fair value this effect is a gain of € 168 million and for total financial liabilities held at fair value this is a loss of € 16 million.
[7] For assets, positive balances represent gains, negative balances represent losses. For liabilities, positive balances represent losses, negative balances represent gains.

	Jun 30, 2020
in € m.	Balance, beginning of year	Changes in the group of consoli- dated com- panies	Total gains/ losses[1]	Purchases	Sales	Issu- ances[2]	Settle- ments[3]	Transfers into Level 3[4]	Transfers out of Level 3[4]	Balance, end of period
Financial assets held at fair value:
Trading securities	3,430	0	(72)	1,101	(1,477)	0	(135)	610	(421)	3,035
Positive market values from derivative finan- cial instruments	8,167	0	1,965	0	0	0	(307)	1,651	(1,560)	9,915
Other trading assets	6,137	0	(312)	490	(1,143)	919	(515)	660	(232)	6,004
Non-trading financial assets mandatory at fair value through profit or loss	5,278	0	(38)	161	(181)	199	(426)	667	(787)	4,872
Financial assets designated at fair value through profit or loss	7	0	0	0	0	0	0	0	(6)	1
Financial assets at fair value through other comprehensive income	1,050	0	(19)[5]	292	0	0	(99)	333	(246)	1,311
Other financial assets at fair value	363	0	1	0	0	0	(1)	79	(194)	249
Total financial assets held at fair value	24,431	0	1,525 [6,7]	2,044	(2,801)	1,118	(1,483)	4,000	(3,447)	25,387
Financial liabilities held at fair value:
Trading securities	2	0	(0)	0	0	0	(0)	0	(2)	0
Negative market values from derivative financial instruments	6,652	0	1,521	0	0	0	3	1,273	(1,318)	8,131
Other trading liabilities	38	0	(1)	0	0	0	(9)	0	(28)	0
Financial liabilities designated at fair value through profit or loss	1,954	0	(40)	0	0	146	(509)	180	(208)	1,522
Other financial liabilities at fair value	(34)	0	(221)	0	0	0	(1)	8	(44)	(292)
Total financial liabilities held at fair value	8,612	0	1,259 [6,7]	0	0	146	(516)	1,462	(1,601)	9,361

[1] Total gains and losses predominantly relate to net gains (losses) on financial assets/liabilities at fair value through profit or loss reported in the consolidated statement of income. The balance also includes net gains (losses) on financial assets at fair value through other comprehensive income reported in the consolidated statement of income and unrealized net gains (losses) on financial assets at fair value through other comprehensive income and exchange rate changes reported in other comprehensive income, net of tax. Further, certain instruments are hedged with instruments in Level 1 or Level 2 but the table above does not include the gains and losses on these hedging instruments. Additionally, both observable and unobservable parameters may be used to determine the fair value of an instrument classified within Level 3 of the fair value hierarchy; the gains and losses presented below are attributable to movements in both the observable and unobservable parameters.
[2] Issuances relate to the cash amount received on the issuance of a liability and the cash amount paid on the primary issuance of a loan to a borrower.
[3] Settlements represent cash flows to settle the asset or liability. For debt and loan instruments this includes principal on maturity, principal amortizations and principal repayments. For derivatives all cash flows are presented in settlements.
[4] Transfers in and transfers out of Level 3 are related to changes in observability of input parameters. During the period they are recorded at their fair value at the beginning of year. For instruments transferred into Level 3 the table shows the gains and losses and cash flows on the instruments as if they had been transferred at the beginning of the year. Similarly for instruments transferred out of Level 3 the table does not show any gains or losses or cash flows on the instruments during the period since the table is presented as if they have been transferred out at the beginning of the year.
[5] Total gains and losses on financial assets mandatory at fair value through OCI include a loss of € 14 million recognized in other comprehensive income, net of tax.
[6] This amount includes the effect of exchange rate changes. For total financial assets held at fair value this effect is a loss of € 119 million and for total financial liabilities held at fair value this is a gain of € 12 million.
[7] For assets, positive balances represent gains, negative balances represent losses. For liabilities, positive balances represent losses, negative balances represent gains.

Sensitivity Analysis by Type of Instrument [text block table]
Breakdown of the sensitivity analysis by type of instrument[1]
	Jun 30, 2021		Dec 31, 2020
in € m.	Positive fair value movement from using reasonable possible alternatives	Negative fair value movement from using reasonable possible alternatives	Positive fair value movement from using reasonable possible alternatives	Negative fair value movement from using reasonable possible alternatives
Securities:
Debt securities	435	326	287	201 [2]
Commercial mortgage-backed securities	12	21	9	22
Mortgage and other asset-backed securities	9	7	20	12
Corporate, sovereign and other debt securities	414	297	259	167 [2]
Equity securities	77	59	83	57 [2]
Derivatives:
Credit	157	115	283	185
Equity	219	203	257	238
Interest related	307	269	306	266
Foreign exchange	35	30	37	32
Other	109	91	93	82
Loans:
Loans	426	247	483	306
Other	0	0	0	0
Total	1,766	1,340	1,829	1,367

[1] Where the exposure to an unobservable parameter is offset across different instruments then only the net impact is disclosed in the table.
[2] Reassessment of trades have resulted a reclassification in Negative fair value movement from using reasonable possible alternatives in ‘Corporate, sovereign and other debt securities’ from ‘Equity securities’

Quantitative Information about Fair Value (Level 3) 1 [text block table]
Financial instruments classified in Level 3 and quantitative information about unobservable inputs
	Jun 30, 2021
	Fair value
in € m. (unless stated otherwise)	Assets	Liabilities	Valuation technique(s)1	Significant unobservable input(s) (Level 3)	Range
Financial instruments held at fair value – Non-Derivative financial instruments held at fair value
Mortgage- and other asset-backed securities held for trading:
Commercial mortgage-backed securities	36	0	Price based	Price	0%	112%
			Discounted cash flow	Credit spread (bps)	80	1,220
Mortgage- and other asset-backed securities	108	0	Price based	Price	0%	105%
			Discounted cash flow	Credit spread (bps)	0	1,130
				Recovery rate	60%	100%
				Constant default rate	0%	3%
				Constant prepayment rate	0%	26%
Total mortgage- and other asset-backed securities	144	0
Debt securities and other debt obligations	4,753	835	Price based	Price	0%	198%
Held for trading	3,148	18	Discounted cash flow	Credit spread (bps)	12	542
Corporate, sovereign and other debt securities	3,148
Non-trading financial assets mandatory at fair value through profit or loss	1,432
Designated at fair value through profit or loss	0	817
Financial assets at fair value through other comprehensive income	173
Equity securities	1,046	0	Market approach	Price per net asset value	0%	106%
Held for trading	374	0		Enterprise value/EBITDA (multiple)	5	17
Non-trading financial assets mandatory at fair value through profit or loss	672		Discounted cash flow	Weighted average cost capital	8%	20%
			Price based	Price	0%	100%
Loans	6,978	58	Price based	Price	0%	326%
Held for trading	4,137	58	Discounted cash flow	Credit spread (bps)	160	1,764
Non-trading financial assets mandatory at fair value through profit or loss	758			Recovery rate	10%	85%
Designated at fair value through profit or loss	5	0
Financial assets at fair value through other comprehensive income	2,079
Loan commitments	0	2	Discounted cash flow	Credit spread (bps)	6	3,038
				Recovery rate	10%	100%
			Loan pricing model	Utilization	0%	100%
Other financial instruments	1,504 [2]	65 [3]	Discounted cash flow	IRR	7%	16%
				Repo rate (bps.)	(2)	300
Total non-derivative financial instruments held at fair value	14,425	961

[1] Valuation technique(s) and subsequently the significant unobservable input(s) relate to the respective total position.
[2] Other financial assets include € 15 million of other trading assets and € 1.5 billion of other non-trading financial assets mandatory at fair value.
[3] Other financial liabilities include € 59 million of securities sold under repurchase agreements designated at fair value and € 6 million of other financial liabilities designated at fair value.

	Dec 31, 2020
	Fair value
in € m. (unless stated otherwise)	Assets	Liabilities	Valuation technique(s)1	Significant unobservable input(s) (Level 3)		Range
Financial instruments held at fair value – Non-Derivative financial instruments held at fair value
Mortgage- and other asset-backed securities held for trading:
Commercial mortgage-backed securities	28	0	Price based	Price	0%	114%
			Discounted cash flow	Credit spread (bps)	133	1,270
Mortgage- and other asset-backed securities	155	0	Price based	Price	0%	106%
			Discounted cash flow	Credit spread (bps)	109	1,295
				Recovery rate	10%	90%
				Constant default rate	1%	2%
				Constant prepayment rate	1%	25%
Total mortgage- and other asset-backed securities	183	0
Debt securities and other debt obligations	4,625	769	Price based	Price	0%	200%
Held for trading	2,813	2	Discounted cash flow	Credit spread (bps)	21	544
Corporate, sovereign and other debt securities	2,813
Non-trading financial assets mandatory at fair value through profit or loss	1,652
Designated at fair value through profit or loss	0	768
Financial assets at fair value through other comprehensive income	160
Equity securities	727	0	Market approach	Price per net asset value	42%	100%
Held for trading	70	0		Enterprise value/EBITDA (multiple)	5	23
Non-trading financial assets mandatory at fair value through profit or loss	657		Discounted cash flow	Weighted average cost capital	8%	20%
			Price based	Price	0%	108%
Loans	7,888	0	Price based	Price	0%	373%
Held for trading	5,101	0	Discounted cash flow	Credit spread (bps)	51	2,233
Non-trading financial assets mandatory at fair value through profit or loss	910			Recovery rate	20%	85%
Financial assets at fair value through other comprehensive income	1,877
Loan commitments	0	1	Discounted cash flow	Credit spread (bps)	6	2,444
				Recovery rate	25%	100%
			Loan pricing model	Utilization	0%	100%
Other financial instruments	1,432 [2]	198 [3]	Discounted cash flow	IRR	7%	16%
				Repo rate (bps.)	0	75
Total non-derivative financial instruments held at fair value	14,854	968

[1]Valuation technique(s) and subsequently the significant unobservable input(s) relate to the respective total position.
[2] Other financial assets include € 16 million of other trading assets and € 1.4 billion of other non-trading financial assets mandatory at fair value.
[3] Other financial liabilities include € 192 million of securities sold under repurchase agreements designated at fair value and € 6 million of other financial liabilities designated at fair value .

Quantitative Information about Fair Value (Level 3) 2 [text block table]
Jun 30, 2021
Fair value
in € m. (unless stated otherwise)	Assets	Liabilities	Valuation technique(s)	Significant unobservable input(s) (Level 3)	Range
Financial instruments held at fair value:
Market values from derivative financial instruments:
Interest rate derivatives	4,963	4,526	Discounted cash flow	Swap rate (bps)	(70)	843
				Inflation swap rate	0%	3%
				Constant default rate	0%	15%
				Constant prepayment rate	5%	23%
			Option pricing model	Inflation volatility	0%	9%
				Interest rate volatility	0%	22%
				IR - IR correlation	(25) %	99%
				Hybrid correlation	(70) %	100%
Credit derivatives	747	589	Discounted cash flow	Credit spread (bps)	0	1,086
				Recovery rate	0%	40%
			Correlation pricing model	Credit correlation	16%	84%
Equity derivatives	777	2,265	Option pricing model	Stock volatility	4%	99%
				Index volatility	8%	81%
				Index - index correlation	75%	91%
				Stock - stock correlation	41%	60%
				Stock Forwards	0%	5%
				Index Forwards	0%	5%
FX derivatives	1,214	1,142	Option pricing model	Volatility	(17) %	33%
				Quoted Vol	0%	0%
Other derivatives	816	234 [1]	Discounted cash flow	Credit spread (bps)	–	–
			Option pricing model	Index volatility	0%	98%
				Commodity correlation	0%	0%
Total market values from derivative financial instruments	8,518	8,756

[1] Includes derivatives which are embedded in contracts where the host contract is held at amortized cost but for which the embedded derivative is separated.

Dec 31, 2020
Fair value
in € m. (unless stated otherwise)	Assets	Liabilities	Valuation technique(s)	Significant unobservable input(s) (Level 3)	Range
Financial instruments held at fair value:
Market values from derivative financial instruments:
Interest rate derivatives	4,708	4,025	Discounted cash flow	Swap rate (bps)	(77)	787
				Inflation swap rate	1%	3%
				Constant default rate	0%	10%
				Constant prepayment rate	2%	30%
			Option pricing model	Inflation volatility	0%	8%
				Interest rate volatility	0%	19%
				IR - IR correlation	(25) %	97%
				Hybrid correlation	(70) %	100%
Credit derivatives	575	585	Discounted cash flow	Credit spread (bps)	0	1,759
				Recovery rate	0%	77%
			Correlation pricing model	Credit correlation	31%	63%
Equity derivatives	800	1,916	Option pricing model	Stock volatility	4%	85%
				Index volatility	17%	75%
				Index - index correlation	68%	96%
				Stock - stock correlation	41%	67%
				Stock Forwards	0%	5%
				Index Forwards	0%	4%
FX derivatives	1,749	1,427	Option pricing model	Volatility	(16) %	42%
				Quoted Vol	0%	0%
Other derivatives	898	(54)[1]	Discounted cash flow	Credit spread (bps)	–	–
			Option pricing model	Index volatility	0%	113%
				Commodity correlation	16%	52%
Total market values from derivative financial instruments	8,729	7,899

[1]Includes derivatives which are embedded in contracts where the host contract is held at amortized cost but for which the embedded derivative is separated.

Unrealized Gains or Losses on Level 3 Instruments Held or in Issue at the Reporting Date [text block table]
	Six months ended
in € m.	Jun 30, 2021	Jun 30, 2020
Financial assets held at fair value:
Trading securities	298	(30)
Positive market values from derivative financial instruments	184	2,300
Other trading assets	64	(207)
Non-trading financial assets mandatory at fair value through profit or loss	156	40
Financial assets designated at fair value through profit or loss	1	1
Financial assets at fair value through other comprehensive income	3	(0)
Other financial assets at fair value	(3)	8
Total financial assets held at fair value	702	2,111
Financial liabilities held at fair value:
Trading securities	0	0
Negative market values from derivative financial instruments	159	(1,787)
Other trading liabilities	6	0
Financial liabilities designated at fair value through profit or loss	14	41
Other financial liabilities at fair value	(95)	219
Total financial liabilities held at fair value	84	(1,527)
Total	785	584

Recognitions of Trade Date Profit [text block table]
in € m.	Jun 30, 2021	Jun 30, 2020
Balance, beginning of year	454	441
New trades during the period	55	205
Amortization	(77)	(70)
Matured trades	(47)	(85)
Subsequent move to observability	(0)	(9)
Exchange rate changes	1	(1)
Balance, end of period	386	480